DWS Small Cap Growth Fund Expense Example - DWS Small Cap Growth Fund	Jan. 27, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 690
Expense Example, with Redemption, 3 Years	946
Expense Example, with Redemption, 5 Years	1,221
Expense Example, with Redemption, 10 Years	2,005
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	298
Expense Example, with Redemption, 3 Years	660
Expense Example, with Redemption, 5 Years	1,149
Expense Example, with Redemption, 10 Years	2,262
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	493
Expense Example, with Redemption, 10 Years	1,096
INST Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	307
Expense Example, with Redemption, 5 Years	534
Expense Example, with Redemption, 10 Years	1,188
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	311
Expense Example, with Redemption, 5 Years	543
Expense Example, with Redemption, 10 Years	$ 1,209